Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2022
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalent

Cash and cash equivalents consist of the following:

(Dollars in millions)
	As of
	March 31, 2022	March 31, 2021
Cash and bank deposits	1,840	2,745
Deposits with financial institutions	465	635
	2,305	3,380